Staff Costs (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Summary of staff costs

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Salaries and bonuses	93,703,848	93,660,617	94,776,416
Pension scheme contributions (defined contribution schemes)	903,649	749,664	809,482

	94,607,497	94,410,281	95,585,898